Rational Dividend Capture Fund

Rational Risk Managed Emerging Markets Fund

Rational Real Strategies Fund

Rational Defensive Growth Fund

Rational Strategic Allocation Fund

Each a series of

Mutual Fund and Variable Insurance Trust

Incorporated herein by reference is the definitive version of the prospectus for Rational Dividend Capture Fund, Rational Risk Managed Emerging Markets Fund, Rational Real Strategies Fund, Rational Defensive Growth Fund and Rational Strategic Allocation Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on May 6, 2016 (SEC Accession No. 0001580642-16-008568).